[LOGO OF FIFTH THIRD FUNDS APPEARS HERE]




                            [PICTURE APPEARS HERE]



                                                    ----------------------------
                                                    CARDINAL FUND
                                                    ----------------------------

                                                    ----------------------------
                                                    TAX EXEMPT MONEY MARKET FUND
                                                    ----------------------------


Fifth Third Funds

Annual Report to Shareholders




=======================
         September 30, 1998

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the Funds, which contains facts concerning the objectives and policies, management fees, expenses and other information.

For more complete information on the Fifth Third Funds, including fees, expenses and sales charges, please call 1-888-799-5353 for a prospectus, which you should read carefully before you invest or send money. The Fifth Third Funds are distributed by BISYS Fund Services.

Fifth Third Bank and its affiliate Heartland Capital Management, Inc. serve as Investment Advisors to the Funds and receive a fee for their services.

Fifth Third Funds, like all mutual funds:
 . are NOT FDIC insured
 . have no bank guarantee
 . may lose value

Letter From the Chief Investment Officer
--------------------------------------------------------------------------------

   We are pleased to present this annual report for the Fifth Third Cardinal Fund and the Fifth Third Tax Exempt Money Market Fund. The report covers the 12 months ended September 30, 1998.

   The two funds, previously managed by The Cardinal Management Corp., joined the Fifth Third family of funds on September 21, 1998. Both funds are welcome additions to the family, and together will further strengthen the lineup of Fifth Third Funds, which currently manage some $4.5 billion in assets. In addition, the two funds have been managed according to basic principles similar to those that govern the management of other Fifth Third Funds. Thus, their management styles will not change significantly. Meanwhile, combining the research groups of Cardinal and Fifth Third Bank adds strength and depth to our efforts to identify attractive investment opportunities. Effective November 1, 1998 the Fountain Square Funds changed their name to the "Fifth Third Funds".

Strong performance despite volatility

   Moderate economic growth, declining inflation and interest rates, and respectable corporate profits marked much of the recent period. However, those positive factors were overshadowed at times by extreme volatility in the financial markets due to the continuing affects of the Asian economic crisis. Investors worried that economic turmoil in Asia, Latin American and Russia would result in slower economic growth and reduced corporate profits in the United States.

   Those concerns caused stock prices to fluctuate considerably during the period, with many stocks' prices falling from mid-July through September. Still, the Standard & Poor's 500 Index* delivered a total return of 9.08% during the 12-month period. Bonds performed well in the low-inflation environment, with high-quality issues attracting the strongest cash inflows as investors worried about economic uncertainty in many parts of the world.

A challenging environment ahead

   The Fifth Third Funds take a disciplined, long-term approach to investing. We keep our funds fully invested, making no attempt to time the market. We do not pay too much attention to short-term events and price fluctuations. Instead, we attempt to identify long-term trends driving the stock market. At the same time, we invest in what we believe to be consistent, high-quality growth companies with strong management and market positions that will benefit from those trends. Typically, we buy those firms' stocks when they trade at attractive valuations.

   Still, we also bear in mind the potential impact upon our funds of wider economic and financial trends. We are optimistic that inflation will remain low and that interest rates will decline further in the months ahead. However, we expect increased volatility in the financial markets due to further weakness in the Japanese financial system and the continuing Asian economic downturn. Furthermore, the meltdown in the Russian market has caused concerns about the health of the European economy. Those factors likely will dampen U.S. economic growth. We expect very slow earnings growth during the next year or so, after an unprecedented seven years of strong earnings growth by the companies that make up the Standard & Poor's 500 Index.

   In that environment, we will continue to invest in the "steady growers" that we favor--that is, high-quality companies that can consistently increase their earnings. When the going gets tough, we believe investors will recognize and appreciate quality companies that may consistently deliver 10% to 12% annual earnings growth.

--------------------------------------------------------------------------------

   The market's recent volatility serves as a reminder of the importance of building and maintaining a diversified investment portfolio. Such a portfolio should include shares of different sized companies from different markets, as well as fixed-income investments that can offer some stability. Fifth Third offers a family of funds that can help you meet a wide range of investment needs. We welcome our new shareholders and encourage them to consider building a diversified, long-term portfolio through the Fifth Third Funds.

   Sincerely,

   /s/ James D. Berghausen

   James D. Berghausen, CFA
   Chief Investment Officer
   Fifth Third Bank



















---------
(*) The Cardinal Fund's performance is measured against the Standard & Poor's 500 Index, a managed index generally representative of the stock market. The Standard & Poor's 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Reviews
--------------------------------------------------------------------------------

Fifth Third Cardinal Fund

    An interview with John Bevilacqua, Portfolio Manager

    Q: How did the Fund perform during the 12-month period ended September 30, 1998?

    A: The fund posted a total return of -2.09% on Investment A shares (reflects the maximum sales charge of 4.50%) during the 12 months ended September 30, 1998. That compares to a 9.08% return for the Standard & Poor's 500(*), and a -1.44% return for the Lipper Growth Funds Average.(*)

    Q: What economic or market conditions contributed to the Fund's performance?

    A: Stock prices benefited from factors such as moderate economic growth, falling interest rates and very low inflation. However, stocks became increasingly volatile during the period as investors feared that the Asian economic crisis, the Russian currency devaluation and the uncertain health of Latin American economies would hurt the profits of U.S. companies. Many companies did post disappointing earnings late in the period, and stock prices declined as a result. The market's gains were concentrated among highly liquid shares of very large companies.

    Q: How did you manage the Fund in that environment?

    A: The Fund continued to benefit from our investments in large, solid firms with strong brand recognition and good management. For example, our holdings in firms such as DuPont (1.12% as a percentage of net assets), Microsoft(4.68%), Intel(2.99%) and others performed well overall. We reduced our exposure to some stocks whose prices had risen a great deal, in part to ensure that no one stock made up too much of the total portfolio.

    Q: In what sectors of the market did you find opportunities?

    A: We found attractive investment opportunities in shares of large, household name firms in several sectors of the market. For example, we were overweight in the financial services sector, and the Fund's investments there included money center banks (Citicorp 0.36% of net assets) and investment managers (T. Rowe Price Associates, 0.34%). We also invested relatively heavily in the health care sector, investing in large, well-known drug companies (Merck, 2.51%), medical device firms (Medtronic, 1.57%) and some health care organizations (Tenent Healthcare, 0.44%).

    Our relatively large exposure to high-quality firms in the technology sector also benefited the Fund. For example, we held shares of IBM(1.49% of net assets), Intel(2.99%), Microsoft(4.68%), Dell(1.32%) and other strong tech companies.

    Q: What sectors did you de-emphasize during the period?

    A: We continued to underweight basic materials, commodity-oriented companies and utilities. We believe such firms do not offer the potential for long-term growth that we require of our investments.

    Q: What is your outlook for the financial markets?

    A: We expect the economy to continue to grow modestly, although more slowly than it has in the past, due to continued fallout from the Asian crisis. In that environment, inflation likely will remain at a very low level, and interest rates will continue to decline. We also expect continued volatility in the stock market in the months ahead as investors react to global economic news.

    Q: How will you manage the Fund in that environment?

    A: We will continue to look for opportunities among large, well-established companies that we believe can consistently deliver strong earnings growth--in short, the type of companies that we currently hold.

-------------
 * The Fund's performance is measured against the Standard & Poor's 500 Index, a managed index generally representative of the stock market. It is also measured against the Lipper Growth Funds' Average, representative of the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into this category. The Standard & Poor's 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. However, the Lipper Growth Funds' Average and the Fund's performance do reflect the deduction of fees for these value-added services. Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                             [GRAPH APPEARS HERE]

          Growth of $10,000 Invested in the Fifth Third Cardinal Fund

      Investment C Shares**   Investment A Shares*   S&P 500 Stock Index
Sep-88                   10,000                  9,500                10,000
Sep-89                   12,195                 11,646                13,284
Sep-90                   10,564                 10,088                12,049
Sep-91                   14,111                 13,475                15,815
Sep-92                   16,235                 15,503                17,556
Sep-93                   17,368                 16,585                19,836
Sep-94                   17,965                 17,155                20,566
Sep-95                   20,623                 19,693                26,667
Sep-96                   24,325                 23,229                32,090
Sep-97                   33,857                 32,330                45,082
Sep-98                   34,718                 33,137                49,164


Average Annual Total Return for the Period Ended September 30, 1998/1/

                                         Investment A(*)         Institutional
                                         ---------------         -------------
1 Year..................................... -2.09% ..................2.60%
5 Year..................................... 13.79% .................14.86%
10 Year.................................... 12.73% .................13.25%


--------------------------------------------------------------------------------
Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

/1/ The quoted performance of the Fifth Third Cardinal Fund includes performance of its predecessor fund, The Cardinal Fund, an open-end investment company advised by the Cardinal Management Corp. for periods dating back to September 30, 1988 and prior to the Fifth Third Cardinal Fund's commencement of operations on September 21, 1998. The performance also reflects reinvestment of all dividends and capital-gains distributions.

The total return set forth may reflect the waiver of a portion of the fund's advisory or administrative fees for certain periods since the inception date. In such instances, and without waiver of fees, total return would have been lower.

(*)Reflects the maximum sales charge of 4.50%.

/7/ The Fund's performance is measured against the Standard & Poor's 500 Index, which is an unmanaged index that is generally representative of the U.S. stock market as a whole. The Standard & Poor's 500 Index does not reflect the deduction of fees associated with a mutual fund.

--------------------------------------------------------------------------------
Fifth Third Tax Exempt Money Market Fund+,++

An interview with Jeff Alton, Portfolio Manager

    Q: What were conditions like in the tax exempt money markets during the 12 months through September 30, 1998?

    A: There was little movement in short-term interest rates during the period, due to continued domestic economic growth coupled with very low inflation. The Federal Reserve made no move to reduce rates until September, when it cut the Federal Funds rate by 0.25%.

    Q: How did you manage the Fund's average maturity in that environment?

    A: We extended the Fund's average maturity in anticipation that the effects of the Asian crisis on the U.S. economy would lead to a rate cut by the Fed. The average maturity of the portfolio's holdings began the period at 42 days and ended it at 78 days in late September. That approach allowed us to lock in attractive yields for shareholders.

    Q: How did you manage the Fund's credit quality?

    A: We primarily held issues with high credit ratings. However, we also devoted significant resources to credit analysis in order to broaden the fund's universe of issues. Therefore, we were able to find select, unrated issues that helped boost the Fund's yield. Our analysis indicated that the possibility of default by such issues was extremely slim, due to the strength of the U.S. economy during the period.

    Q. What is your outlook going forward?

    A: We think the Federal Reserve will reduce short-term rates during the year, due to concerns that Asia's weakness will affect the growth of the U.S economy.

    Q: How will you manage the Fund in that environment?

    A: We will maintain the Fund's relatively long average maturity in order to lock in yield as rates fall. We also will take a more cautious approach in terms of credit quality, focusing on highly rated issues while we wait to see how weakness in overseas markets affects the U.S. economy.



---------
 + An investment in the Funds is not insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
++ The Fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Fifth Third Cardinal Fund
Schedule of Portfolio Investments
September 30, 1998
(Amounts in thousands except share amounts)
--------------------------------------------------------------------------------

 Shares or
 Principal            Security               Market
  Amount             Description              Value
---------- -------------------------------  ---------

Common Stocks (99.1%):
------------------------------------------
           Banks (5.6%):
           -------------------------------
  30,000   Amsouth Bancorp                    $ 1,024
           -------------------------------
  80,000   Banc One Corp.                       3,410
           -------------------------------
  30,000   Bank of New York Co., Inc.             821
           -------------------------------
  10,000   Citicorp                               929
           -------------------------------
  66,000   Huntington Bancshares, Inc.          1,658
           -------------------------------
 200,000   Key Corp.                            5,776
           -------------------------------
  15,000   Mellon Bank Corp.                      826
           -------------------------------  ---------
                                               14,444
           -------------------------------  ---------

           Beverages (3.8%):
           -------------------------------
  50,000   Anheuser Busch, Inc.                 2,700
           -------------------------------
 100,000   Coca Cola Co.                        5,762
           -------------------------------
  50,000   PepsiCo, Inc.                        1,472
           -------------------------------   --------
                                                9,934
           -------------------------------   --------
           Business Services (0.4%):
           -------------------------------
  30,000   Service Corp. International            956
           -------------------------------  ---------
           Computer Software (5.9%):
           -------------------------------
  15,000   Computer Associates
            International, Inc.                   555
           -------------------------------
  50,000   HBO & Co.                            1,444
           -------------------------------
 110,000   Microsoft Corp. (b)                 12,107
           -------------------------------
  35,000   Oracle Corp. (b)                     1,019
           -------------------------------  ---------
                                               15,125
           -------------------------------  ---------
           Computer Systems & Equipment (6.8%):
           -------------------------------
  56,250   Cisco Systems, Inc. (b)              3,477
           -------------------------------
 100,000   Compaq Computer Corp.                3,163
           -------------------------------
  30,000   Computer Sciences Corp.              1,635
           -------------------------------
  52,000   Dell Computer Corp. (b)              3,419
           -------------------------------
  40,000   Hewlett-Packard Co.                  2,118
           -------------------------------
  30,000   IBM Corp.                            3,839
           -------------------------------  ---------
                                               17,651
           -------------------------------  ---------
           Consumer Products (3.5%):
           -------------------------------
  10,000   Clorox Co.                             825
           -------------------------------
  50,000   Gillette Co.                         1,913
           -------------------------------
  30,000   Kimberly-Clark Corp.                 1,215
           -------------------------------
  70,000   Procter & Gamble Co.                 4,965
           -------------------------------  ---------
                                                8,918
           -------------------------------  ---------
           Electronics (0.6%):
           -------------------------------
  25,000   Johnson Controls, Inc.               1,162
           -------------------------------
  25,000   Tektronix, Inc.                        388
           -------------------------------  ---------
                                                1,550
           -------------------------------  ---------
           Entertainment & Leisure (1.1%):
           -------------------------------
  20,000   Imax, Inc.                             400
           --------------------------------
 100,000   The Walt Disney Co.                  2,531
           -------------------------------  ---------
                                                2,931
           -------------------------------  ---------
           Environmental Control (0.2%):
           -------------------------------
  35,000   U.S. Filter Corp. (b)                  560
           -------------------------------  ---------
           Financial Services (7.3%):
           -------------------------------
  45,000   American International Group,
            Inc.                                3,465
           -------------------------------
   7,000   Bankers Trust                          413
           -------------------------------
 150,000   Charter One Financial Corp.          3,731
           -------------------------------
 175,000   Cincinnati Financial Corp.           5,381
           -------------------------------
  30,000   Fannie Mae                           1,928
           -------------------------------
  15,000   FHLMC                                  742
           -------------------------------
  40,000   Household International, Inc.        1,500
           -------------------------------
  10,000   J.P. Morgan & Co.                      846
           -------------------------------
  30,000   T. Rowe Price Associates, Inc.         881
           -------------------------------  ---------
                                               18,887
           -------------------------------  ---------
           Healthcare (9.4%):
           -------------------------------
 100,000   American Home Products               5,239
           -------------------------------
  25,000   Amgen, Inc. (b)                      1,889
           -------------------------------
  20,000   Bergen Brunswig Corp.                1,011
           -------------------------------
  60,000   Biomet, Inc.                         2,081
           -------------------------------
  30,000   Boston Scientific (b)                1,541
           -------------------------------
  25,000   Guidant Corp.                        1,856
           -------------------------------
  75,000   Healthsouth Corp. (b)                  792
           -------------------------------
  60,000   Johnson & Johnson                    4,695
           -------------------------------
  70,000   Medtronic, Inc.                      4,051
           -------------------------------
  40,000   Tenet Healthcare Corp. (b)           1,150
           -------------------------------  ---------
                                               24,305
           -------------------------------  ---------
           Insurance (3.1%):
           -------------------------------
  30,000   Allstate                             1,251
           -------------------------------
 135,000   Marsh & McLennan, Inc.               6,716
           -------------------------------  ---------
                                                7,967
           -------------------------------  ---------
           Machinery (5.5%):
           -------------------------------
  20,000   Boeing Co.                             686
           -------------------------------
  30,000   Caterpillar, Inc.                    1,337
           -------------------------------
  25,000   Deere & Co.                            756
           -------------------------------
 140,000   General Electric Co.                11,139
           -------------------------------
  20,000   PRI Automation, Inc. (b)               250
           -------------------------------  ---------
                                               14,168
           -------------------------------  ---------
           Manufacturing (4.2%):
           -------------------------------
  25,000   Minnesota Mining &
            Manufacturing Co.                   1,842
           -------------------------------
  25,000   Monsanto Co.                         1,409
           -------------------------------
  80,000   Textron, Inc.                        4,850
           -------------------------------
  50,000   Tyco International, Ltd.             2,763
           -------------------------------  ---------
                                               10,864
           -------------------------------  ---------
           Media/Publishing (3.0%):
           -------------------------------
  20,000   Clear Channel Communications,
            Inc. (b)                              950
           -------------------------------
  30,000   Gannett Co.                          1,607
           -------------------------------
  20,000   Jacor Communications, Inc. (b)       1,013
           -------------------------------
  80,000   New York Times Co., Class A          2,199
           -------------------------------
  40,000   Tribune Co.                          2,013
           -------------------------------  ---------
                                                7,782
           -------------------------------  ---------


                                -- Continued --

Fifth Third Cardinal Fund
Schedule of Portfolio Investments
September 30, 1998
(Amounts in thousands except share amounts)
--------------------------------------------------------------------------------


 Shares or
 Principal            Security               Market
  Amount             Description              Value
---------- -------------------------------  ---------
Common Stocks--Continued

           Office Equipment & Supplies (0.3%):
           -------------------------------
  20,000   Avery Dennison Corp.               $   874
           -------------------------------  ---------
           Oil & Gas Producers & Services (9.9%):
           -------------------------------
  60,000   Exxon Corp.                          4,211
           -------------------------------
  75,000   Mobil Corp.                          5,694
           -------------------------------
 100,000   Royal Dutch Petroleum                4,762
           -------------------------------
  40,000   Schlumberger, Ltd.                   2,013
           -------------------------------
  75,000   Texaco, Inc.                         4,702
           -------------------------------
  30,000   Transocean Offshore, Inc.            1,041
           -------------------------------
 120,000   Williams Companies, Inc.             3,450
           -------------------------------  ---------
                                               25,873
           -------------------------------  ---------
           Pharmaceuticals (6.9%):
           -------------------------------
  15,000   Cardinal Health, Inc.                1,549
           -------------------------------
  50,000   Merck & Co., Inc.                    6,478
           -------------------------------
  70,000   Pfizer, Inc.                         7,416
           -------------------------------
  30,000   Warner Lambert, Inc.                 2,265
           -------------------------------  ---------
                                               17,708
           -------------------------------  ---------
           Retail (3.8%):
           -------------------------------
  60,000   Consolidated Stores Corp. (b)        1,178
           -------------------------------
  40,000   Kohls Corp. (b)                      1,560
           -------------------------------
  70,000   Lowe's Companies                     2,227
           -------------------------------
  30,000   McDonald's Corp.                     1,791
           -------------------------------
  45,000   Pier One Imports, Inc.                 338
           -------------------------------
  50,000   Wal-Mart Stores, Inc.                2,730
           -------------------------------  ---------
                                                9,824
           -------------------------------  ---------
           Semiconductors (4.2%):
           -------------------------------
  90,000   Intel Corp.                          7,717
           -------------------------------
  10,000   KLA-Tencor Corp. (b)                   249
           -------------------------------
  40,000   Motorola, Inc.                       1,708
           -------------------------------
  20,000   Texas Instruments, Inc.              1,055
           -------------------------------  ---------
                                               10,729
           -------------------------------  ---------
           Technology (1.6%):
           -------------------------------
  40,000   Applied Materials (b)                1,010
           -------------------------------
  10,000   Aspen Technology, Inc. (b)             268
           -------------------------------
  51,400   Dupont (E.I.) de Nemours & Co.       2,884
           -------------------------------  ---------
                                                4,162
           -------------------------------  ---------
           Telecommunications & Equipment (8.3%):
           -------------------------------
  50,000   GTE Corp.                            2,750
           -------------------------------
  80,000   Lucent Technologies, Inc.            5,525
           -------------------------------
 133,439   MCI Worldcom, Inc. (b)               6,521
           -------------------------------
  58,305   Qwest Communication
            International (b)                   1,826
           -------------------------------
  40,000   Sprint Corp.                         2,880
           -------------------------------
  50,000   Tellabs, Inc. (b)                    1,991
           -------------------------------  ---------
                                               21,493
           -------------------------------  ---------
           Tobacco Products (2.7%):
           -------------------------------
 150,000   Philip Morris Companies, Inc.        6,909
           -------------------------------  ---------
           Utilities (1.0%):
           -------------------------------
  60,000   Western Resources, Inc.              2,483
           -------------------------------  ---------
           Total Common Stocks                256,097
           -------------------------------  ---------
Cash Equivalents (0.9%):
------------------------------------------
Repurchase Agreements (0.9%):
------------------------------------------
$  2,443   Warburg, 5.50%, dated 9/30/98,
           due 10/1/98 (at amortized cost),
           collateralized by U.S. Treasury
           Notes, 7.50%, due 11/15/01, with
           a value of $20, and U.S. Treasury
           Bonds, 11.25%, due 2/15/15 with
           a value of $2,473.                   2,443
           -------------------------------  ---------
             Total Cash Equivalents             2,443
           -------------------------------  ---------
           Total Investments (Cost
            $151,062) (a) -- 100.0%           258,540
           -------------------------------
           Liabilities in excess of other
            assets -- (0.0%)                     (95)
           -------------------------------  ---------
           TOTAL NET ASSETS -- 100.0%        $258,445
           -------------------------------  =========

(a) Represents cost for financial reporting and federal tax purposes. The net unrealized appreciation of investments for federal tax basis amounts to $107,478, which is composed of $117,112 appreciation and $9,634 depreciation at September 30, 1998.

(b) Non-income producing security.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Schedule of Portfolio Investments
September 30, 1998
(Amounts in thousands)
--------------------------------------------------------------------------------

Principal              Security             Amortized
  Amount              Description             Cost
---------- -------------------------------- ---------

Certificate of Participation  (1.0%):
-------------------------------------------
     500   Wood County, Ohio, 7.88%, due
            12/1/13                          $    513
           -------------------------------- ---------
            Total Certificate of
             Participation                        513
           -------------------------------- ---------
Commercial Paper  (7.6%):
-------------------------------------------
   1,000   Cleveland, Ohio, 3.35%, due
            10/14/98                            1,000
           --------------------------------
   1,000   Illinois Health, 3.45%, due
            10/27/98                            1,000
           --------------------------------
   1,000   Illinois Health, 3.55%, due
            10/30/98                            1,000
           --------------------------------
   1,000   Massachusetts Bay Transportation,
            3.38%, due 12/7/98                  1,000
           -------------------------------- ---------
            Total Commercial Paper              4,000
           -------------------------------- ---------
Municipal Bonds  (88.1%):
-------------------------------------------
           General Obligation  (21.0%):
           --------------------------------
     995   Brown City, Michigan, School
            District, 4.10%, due 8/20/98        1,000
           --------------------------------
   1,000   Chicago, Illinois, Floating Rate
            Note, 3.55%, 10/21/98 (b)           1,000
           --------------------------------
   1,000   Chicago, Illinois, Floating Rate
            Note, 3.60%, 1/1/06                 1,000
           --------------------------------
   1,255   Delaware, Ohio, 3.90%, due 6/2/99    1,256
           --------------------------------
   2,650   Fairfield, Ohio, 3.90%, due
            6/11/99                             2,653
           --------------------------------
   1,500   Hamilton County, Ohio, 3.75%, due
            6/11/99                             1,500
           --------------------------------
     300   Hilliard, Ohio, 3.85%, due 9/9/99      301
           --------------------------------
     610   Hudson, Ohio, 3.95%, due 5/4/99        610
           --------------------------------
   1,025   Lakewood, Ohio, 3.60%, due
            12/1/98                             1,025
           --------------------------------
     400   London, Ohio, 4.25%, due 7/22/99       401
           --------------------------------
     275   Wapakoneta, Ohio, 4.80%, due
            6/23/99                               277
           -------------------------------- ---------
                                               11,023
           -------------------------------- ---------
           Revenue Bonds  (67.1%):
           --------------------------------
   1,000   Allen County, Ohio, Health Care,
           Floating Rate Note, 2.90%,
           10/21/98 (b)                         1,000
           --------------------------------
   2,400   Ashtabula County, Ohio, Industrial
            Development, 3.75%, due 12/1/16     2,400
           --------------------------------
     800   Burke County, Georgia, Development
           Authority, Floating Rate Note,
           4.05%, 10/1/98 (b)                     800
           --------------------------------
   2,230   Clark County, Kentucky, Pollution
           Control, 3.75%, due 10/15/14         2,230
           --------------------------------
   1,040   Columbus, Indiana, Floating Rate
           Note, 4.15%, 10/1/98 (b)             1,040
           --------------------------------
   1,475   Dade County, Florida, Aviation,
           5.00%, due 10/1/98                   1,475
           --------------------------------
     400   Delaware City, Pennsylvania, 3.95%,
           due 12/1/15                            400
           --------------------------------
   2,000   Grand Rapids, Michigan, Water
           Supply, 3.50%, due 1/1/20            2,000
           --------------------------------
   1,920   Hamilton County, Ohio, 3.45%, due
           1/1/18                               1,920
           --------------------------------
     100   Harris County, Texas, 4.10%, due
           2/15/27                                100
           --------------------------------
   1,000   Indiana, Health Facility Financing
           Authority, 3.90%, due 11/1/98        1,001
           --------------------------------
     500   Kansas City, Missouri, Health
           Revenue Bond, Floating Rate Note,
           4.16%, 10/1/98 (b)                     500
           --------------------------------
     200   Kansas City, Missouri, Industrial
           Development Authority, Floating
           Rate Note, 4.10%, 10/1/98 (b)          200
           --------------------------------
     900   Kentucky, Development Financial
           Authority, 3.90%, due 12/2/15          900
           --------------------------------
   1,000   Kentucky, Higher Education, 4.55%,
           due 6/1/98                           1,007
           --------------------------------
   1,200   Lexington Fayette County, Kentucky,
           3.70%, due 4/1/99                    1,200
           --------------------------------
     500   Lubbock, Texas, Floating Rate Note,
           4.10%, 10/1/98 (b)                     500
           --------------------------------
   1,000   Metro Service District of Oregon,
           6.75%, due 7/1/22                    1,049
           --------------------------------
     800   Michigan Hospital Facility, 3.55%,
           due 12/1/23                            800
           --------------------------------
   1,800   Michigan State Hospital Finance
           Authority, 3.55%, due 12/1/23        1,800
           --------------------------------
   1,000   Missouri Higher Education, 4.20%,
           due 8/15/99                          1,005
           --------------------------------
   1,750   Ohio Building Referendum, Disalles,
           Ohio, 5.00%, due 10/1/98             1,750
           --------------------------------
   1,000   Ohio Facilities, 4.50%, due 11/1/98  1,001
           --------------------------------
   1,850   Ohio State Building Authority,
           5.00%, due 10/1/98                   1,850
           --------------------------------
     500   Ohio State Building Authority,
           7.75%, due 10/1/08                     510
           --------------------------------
   1,000   Ohio State University, 7.15%, due
           12/1/09                              1,026
           --------------------------------
     100   Perry County, Mississippi, Floating
           Rate Note, 4.05%, 10/1/98 (b)          100
           --------------------------------
     300   Phoenix, Arizonia, 4.00%, due
           7/1/99                                 301
           --------------------------------
   2,000   Student Loan Funding, Ohio, 3.55%,
           due 12/29/98                         2,000
           --------------------------------
   2,000   Unita County, Wyoming, Pollution
           Control, Floating Rate Note, 3.65%,
           10/16/98 (b)                         2,000
           --------------------------------
   1,300   Washington State, Health, Floating
           Rate Note, 4.05%, 10/1/98 (b)        1,300
           -------------------------------- ---------
                                               35,165
           -------------------------------- ---------
            Total Municipal Bonds              46,188
           -------------------------------- ---------
Warrants  (1.9%):
-------------------------------------------
   1,000   West Lafayette, Indiana, Community
           School Tax, 4.07%, due 12/31/98      1,001
           -------------------------------- ---------
            Total Warrants                      1,001
           -------------------------------- ---------
           Total Investments (Amortized Cost
           $51,702) (a) -- 98.6%               51,702
           --------------------------------
           Other assets in excess of
           liabilities -- (1.4%)                  745
           -------------------------------- ---------
           TOTAL NET ASSETS-- 100.0%         $ 52,447
           -------------------------------- =========

* Percentages indicated are based on net assets of $52,447.

(a) Also represents cost for federal tax purposes.

(b) Current rate and next reset date shown.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Assets and Liabilities
September 30, 1998 (Amounts in thousands, except per share amounts)
--------------------------------------------------------------------------------

                                                                                          Tax Exempt
                                                                            Cardinal     Money Market
                                                                              Fund           Fund
                                                                            ---------    ------------
Assets:
-------------------------------------------------------------------------
Investments, at value (Cost $148,619; $51,702, respectively)                $ 256,097     $  51,702
-------------------------------------------------------------------------
Repurchase agreements (Cost $2,443; $0, respectively)                           2,443            --
-------------------------------------------------------------------------   ---------     ---------
  Total Investments                                                           258,540        51,702
-------------------------------------------------------------------------
Cash                                                                                1           152
-------------------------------------------------------------------------
Interest and dividends receivable                                                 386           594
-------------------------------------------------------------------------
Receivable for Fund shares sold                                                    67            --
-------------------------------------------------------------------------
Prepaid expenses and other assets                                                  86            78
-------------------------------------------------------------------------   ---------     ---------
  Total Assets                                                                259,080        52,526
-------------------------------------------------------------------------   ---------     ---------
Liabilities:
-------------------------------------------------------------------------
Income distribution payable                                                        --            46
-------------------------------------------------------------------------
Payable for Fund shares redeemed                                                  344            --
-------------------------------------------------------------------------
Accrued expenses and other payables:
-------------------------------------------------------------------------
  Investment advisory fees                                                         38             6
-------------------------------------------------------------------------
  Administration service fees - Institutional Shares                                9            --
-------------------------------------------------------------------------
  Distribution services - Investment A Shares                                     127            --
-------------------------------------------------------------------------
  Accounting and transfer agent fees                                               34             9
-------------------------------------------------------------------------
  Custodian fees                                                                    3             2
-------------------------------------------------------------------------
  Other                                                                            80            16
-------------------------------------------------------------------------   ---------     ---------
  Total Liabilities                                                               635            79
-------------------------------------------------------------------------   ---------     ---------
Net Assets:
-------------------------------------------------------------------------
Paid-in capital                                                               147,032        52,449
-------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                     107,478            --
-------------------------------------------------------------------------
Accumulated undistributed net realized gains (losses)
  on investment                                                                 3,954            (2)
-------------------------------------------------------------------------
Accumulated undistributed net investment income (loss)                            (19)           --
-------------------------------------------------------------------------   ---------     ---------
  Net Assets                                                                $ 258,445     $  52,447
-------------------------------------------------------------------------   ---------     ---------
Net Assets
-------------------------------------------------------------------------
  Investment A Shares                                                       $ 232,903     $  44,494
-------------------------------------------------------------------------
  Institutional Shares                                                         25,542         7,953
-------------------------------------------------------------------------   ---------     ---------
  Total                                                                     $ 258,445     $  52,447
-------------------------------------------------------------------------   ---------     ---------
Outstanding units of beneficial interest (shares)
-------------------------------------------------------------------------
  Investment A Shares                                                          15,668        44,496
-------------------------------------------------------------------------
  Institutional Shares                                                          1,719         7,954
-------------------------------------------------------------------------   ---------     ---------
  Total                                                                        17,387        52,450
-------------------------------------------------------------------------   =========     =========
Net asset value
-------------------------------------------------------------------------
  Redemption price per share - Investment A Shares                          $   14.87     $    1.00
-------------------------------------------------------------------------   =========     =========
  Offering price per share - Institutional Shares                           $   14.86     $    1.00
-------------------------------------------------------------------------   =========     =========
Maximum Sales Charge                                                            4.50%
-------------------------------------------------------------------------   =========
Maximum Offering Price (100%/(100%-Maximum
  Sales Charge) of net asset value adjusted to nearest cent)
  per share (Investment A Shares)                                           $   15.57
-------------------------------------------------------------------------   =========

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Operations
For the Year Ended September 30, 1998
(Amounts in thousands)
--------------------------------------------------------------------------------

                                                                          Tax Exempt
                                                              Cardinal   Money Market
                                                                Fund         Fund
                                                              --------   ------------
INVESTMENT INCOME:
-----------------------------------------------------------
Interest income                                               $  1,068    $  2,187
-----------------------------------------------------------
Dividend income                                                  4,074           3
-----------------------------------------------------------
Foreign Tax withholding                                            (11)         --
-----------------------------------------------------------   --------    --------
  Total Income                                                   5,131       2,190
-----------------------------------------------------------   --------    --------
EXPENSES:
-----------------------------------------------------------
Investment advisory fees                                         1,827         304
-----------------------------------------------------------
Administrative fees                                                  4           1
-----------------------------------------------------------
Administrative service fees - Institutional Shares                  44          --
-----------------------------------------------------------
Distributions service fees - Investment A Shares                   687          --
-----------------------------------------------------------
Organizational costs                                                11           5
-----------------------------------------------------------
Custodian fees                                                      36           7
-----------------------------------------------------------
Portfolio accounting fees                                           35          20
-----------------------------------------------------------
Transfer agent fees                                                188          53
-----------------------------------------------------------
Trustees' fees                                                      30           2
-----------------------------------------------------------
Audit fees                                                          12           6
-----------------------------------------------------------
Legal fees                                                          30          11
-----------------------------------------------------------
Fund share registration fees                                        57           7
-----------------------------------------------------------
Printing fees                                                       41          12
-----------------------------------------------------------
Insurance fees                                                      25           1
-----------------------------------------------------------
Other                                                               32           6
-----------------------------------------------------------   --------    --------
        Total Expenses                                           3,059         435
-----------------------------------------------------------   --------    --------
  Less fees voluntarily reduced                                   (278)         (1)
-----------------------------------------------------------   --------    --------
  Net Expenses                                                   2,781         434
-----------------------------------------------------------   --------    --------
        Net Investment Income (Loss)                             2,350       1,756
-----------------------------------------------------------   --------    --------
Realized and Unrealized Gains (Losses) on Investments
-----------------------------------------------------------
Net realized gains (losses) from investments                    22,115          (2)
-----------------------------------------------------------
Net change in unrealized appreciation (depreciation)
from investments                                               (13,872)         --
-----------------------------------------------------------   --------    --------
  Net realized and unrealized gains (losses) on investments      8,243          (2)
-----------------------------------------------------------   --------    --------
  Change in net assets resulting from operations              $ 10,593    $  1,754
-----------------------------------------------------------   ========    ========

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Statements of Changes in Net Assets
(In thousands)
--------------------------------------------------------------------------------

                                                                                          Tax Exempt Money
                                                                Cardinal Fund                Market Fund
                                                        --------------------------   ---------------------------
                                                         Year Ended    Year Ended     Year Ended    Year Ended
                                                        September 30, September 30,  September 30, September 30,
                                                            1998          1997         1998 (a)        1997
                                                        ------------   -----------   ------------   ------------
Increase (Decrease) in Net Assets
------------------------------------------------------
Operations:
------------------------------------------------------
Net investment income                                         2,350          2,539         1,756          1,783
------------------------------------------------------
Net realized gains (losses) on investment transactions       22,115         19,070            (2)             -
------------------------------------------------------
Change in unrealized appreciation (depreciation) on
  investments                                               (13,872)        63,545             -              -
------------------------------------------------------  ------------   -----------   ------------   ------------
  Change in net assets resulting from operations             10,593         85,154         1,754          1,783
------------------------------------------------------  ------------   -----------   ------------   ------------
Distributions to Shareholders:
------------------------------------------------------
Distributions from net investment income
------------------------------------------------------
  Investment A Shares                                        (2,265)        (2,179)       (1,750)        (1,783)
------------------------------------------------------
  Institutional Shares                                         (271)          (174)           (6)             -
------------------------------------------------------
Distributions in excess of net investment income
------------------------------------------------------
  Investment A Shares                                          (543)             -             -              -
------------------------------------------------------
  Institutional Shares                                          (65)             -             -              -
------------------------------------------------------
Distributions from net realized gains
------------------------------------------------------
  Investment A Shares                                       (31,312)       (19,080)            -              -
------------------------------------------------------
  Institutional Shares                                       (3,387)             -             -              -
------------------------------------------------------  ------------   -----------   ------------   ------------
    Change in net assets from distributions                 (37,843)       (21,433)       (1,756)        (1,783)
------------------------------------------------------  ------------   -----------   ------------   ------------
Fund Share (Principal) Transactions:
------------------------------------------------------
Investment A Shares
------------------------------------------------------
  Proceeds from shares issued                                15,605         12,835       169,673        155,053
------------------------------------------------------
  Dividends reinvested                                       31,761         19,793         1,648          1,668
------------------------------------------------------
  Cost of shares redeemed                                   (57,668)       (51,330)     (187,110)      (156,352)
------------------------------------------------------  ------------   -----------   ------------   ------------
    Change in net assets from share transactions            (10,302)       (18,702)      (15,789)           369
------------------------------------------------------  ------------   -----------   ------------   ------------
Institutional Shares
------------------------------------------------------
  Proceeds from shares issued                                 4,380         24,912        12,864              -
------------------------------------------------------
  Dividends reinvested                                        3,721            174             -              -
------------------------------------------------------
  Cost of shares redeemed                                    (6,893)        (4,358)       (4,910)             -
------------------------------------------------------  ------------   -----------   ------------   ------------
    Change in net assets from share transactions              1,208         20,728         7,954              -
------------------------------------------------------  ------------   -----------   ------------   ------------
      Change in net assets                                  (36,344)        65,747        (7,837)           369
------------------------------------------------------
Net Assets:
------------------------------------------------------
  Beginning of year                                         294,789        229,042        60,284         59,915
------------------------------------------------------  ------------   -----------   ------------   ------------
  End of year                                              $258,445       $294,789      $ 52,447       $ 60,284
------------------------------------------------------  ============   ===========   ============   ============

(a) The Tax Exempt Money Market Fund Institutional Shares commenced operations on September 21, 1998.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Funds
Notes to Financial Statements
September 30, 1998
--------------------------------------------------------------------------------

(1) Organization

Fifth Third Funds, formerly known as the Fountain Square Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At September 30, 1998, the Trust consisted of sixteen separate investment portfolios. The accompanying financial statements and notes relate only to the Fifth Third Cardinal Fund (the "Cardinal Fund") and the Fifth Third Tax Exempt Money Market Fund (the "Tax Exempt Money Market Fund") (collectively, "the Funds").

The Funds each issue two classes of shares: Investment A shares and Institutional shares. Investment A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectuses. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) fees paid by the Investment A Class, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares. The Tax Exempt Money Market Fund commenced operations of the Institutional shares on September 21, 1998.

(2) Reorganization

The Trust entered into an Agreement and Plan of Reorganization and Liquidation with The Cardinal Group pursuant to which all of the assets and liabilities of each Cardinal Group Portfolio transferred to a portfolio of the Trust in exchange for shares of the corresponding portfolio of the Trust. The Cardinal Government Obligations Fund transferred its assets and liabilities to the Fifth Third Bond Fund For Income. The Cardinal Government Securities Money Market Fund transferred its assets and liabilities to the Fifth Third Government Cash Reserves Fund. The Cardinal Balanced Fund transferred its assets and liabilities to the Fifth Third Balanced Fund. The Cardinal Aggressive Growth Fund transferred its assets and liabilities to the Fifth Third Midcap Fund. The Cardinal Fund transferred its assets and liabilities to the Fifth Third Cardinal Fund. The Cardinal Tax Exempt Money Market Fund transferred its assets and liabilities to the Fifth Third Tax Exempt Money Market Fund. The reorganization, which qualified as a tax-free exchange for federal income purposes, was completed on September 21, 1998 and was approved by shareholders of The Cardinal Group at a special shareholder meeting held on July 24, 1998. The following is a summary of shares outstanding, net assets, net asset value per share and unrealized appreciation immediately before and after the reorganization for the Cardinal Fund and Tax Exempt Money Market Fund:


                                                                                               After
                                                        Before Reorganization             Reorganization
                                                ------------------------------------     ----------------
                                                                       Fifth Third          Fifth Third
                                                    Cardinal            Cardinal             Cardinal
                                                      Fund                Fund                 Fund
                                                -----------------   ----------------     ----------------
         Shares (000)                                  17,572               0                  17,572
         Net Assets (000)                            $263,745              $0                $263,745
         Net Asset Value - Investment A                $15.01              $0                  $15.01
         Unrealized appreciation (000)               $113,875              $0                $113,875


                                                                                               After
                                                        Before Reorganization             Reorganization
                                                ------------------------------------     ----------------
                                                    Cardinal           Fifth Third          Fifth Third
                                                   Tax Exempt          Tax Exempt           Tax Exempt
                                                  Money Market        Money Market         Money Market
                                                      Fund                Fund                 Fund
                                                -----------------   ----------------     ----------------
         Shares (000)                                  54,034               0                  54,034
         Net Assets (000)                             $54,032              $0                 $54,032
         Net Asset Value                                $1.00              $0                   $1.00
         Unrealized appreciation (000)                     $0              $0                      $0

Fifth Third Funds
--------------------------------------------------------------------------------

(3) Special Meeting of Shareholders

A Special Meeting of Shareholders of The Cardinal Group was held on July 24, 1998. At the Meeting, shareholders voted on the approval of the Agreement and Plan of Reorganization and Liquidation by and between Fifth Third Funds, Fifth Third Bank, The Cardinal Group and Cardinal Management Corp. ("CMC"). The results of this vote by shareholders was as follows:

                    For                  Against                 Abstain
                307,245,979            11,856,341              13,544,912

A Special Meeting of Shareholders of The Cardinal Group was held on March 20, 1998. At the Meeting, shareholders voted to approve a new Investment Advisory and Management Agreement with CMC pending the proposed merger of Fifth Third Bancorp with The Ohio Company ("TOC"). CMC is a wholly owned subsidiary of TOC. The results of this vote by shareholders was as follows:

                    For                  Against                 Abstain
                609,293,256             6,638,335              21,391,628

(4) Significant Accounting Policies

The following is a summary of significant accounting policies that the Trust follows in the preparation of its financial statements and the calculation of daily net asset values. The policies are in conformity with general accepted accounting principles and the Act. The preparation of these financial statements requires the management of the Trust to make estimates and assumptions which affect the reported amounts of assets and liabilities as of September 30, 1998 and the income and expenses reported for the period. Actual results could differ significantly from those estimates.

Securities Valuation

Investments in Tax Exempt Money Market Fund are valued at amortized cost, which approximates market value. Any premiums and discounts are amortized on a straight-line method to the maturity of the particular security. The use of the amortized cost method requires that the money market fund purchase only securities with a remaining maturity of 397 calendar days or less (longer if certain maturity shortening provisions in Rule 2a-7, of the Act, apply) and maintain a dollar weighted portfolio maturity of 90 days or less.

Investments in the Cardinal Fund listed or traded on a national securities exchange are valued at the last sale price. Investments traded in the over-the-counter market are valued at either the mean between the bid and ask prices or the last sale price as may be quoted by the National Association of Securities Dealers Automated Quotation System. If no quotations are available, the portfolio securities are valued in good faith using methods approved by the Board of Trustees.

Security Transactions and Investment Income--Security transactions are recorded on the trade date, which is the date they are purchased or sold. Interest income is recognized on the accrual basis. Dividend income, if any, is recognized on the ex-dividend date. Realized gains or losses are calculated using specific identification basis.

Repurchase Agreements--The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreements"). The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement at not less than the repurchase price. Default by the seller would, however, expose the relevant Funds to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities.

Fifth Third Funds
--------------------------------------------------------------------------------

Federal Income Taxes--The Trust has made no provision for Federal income taxes. It is the intention of the management of the Trust to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income and gains within the required time, to relieve it from all, or substantially all, Federal income taxes.

Distributions to Shareholders--The Tax Exempt Money Market Fund declares dividends from net investment income daily and pays them to shareholders monthly. The Cardinal Fund declares and pays dividends from net investment income, if any, quarterly. Realized capital gains, if any, are declared and paid annually by the Trust. Distributions of net investment income and realized capital gains are determined in accordance with the income tax regulations which may differ with generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses.

These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are classified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

As of September 30, 1998, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in-capital (in thousands):

                                      Accumulated       Accumulated Net
                                   Undistributed Net Realized Gain/(Loss)
                                   Investment Income    on Investments
                                  -----------------   ------------------
    Cardinal Fund                         $589             $(3,169)

Option Writing--When the Cardinal Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from options written that expire unexercised are recognized as realized gains by the Fund on the expiration date. The difference, if any, between the premium received and the amount paid in a closing transaction is also treated as realized gain or loss. If a written option is exercised, the premium received is added to proceeds from sales of the underlying securities for call options written or deducted from the cost basis of securities purchased for put options written. The portfolios which write options bear the market risk of an unfavorable change in the price of any security/index underlying the written option.

Written option activity for the year ended September 30, 1998 was as follows:

                                                                     Cardinal Fund
                                                     Put Options                       Call Options
                                           ----------------------------       ----------------------------
                                              Number                             Number
                                           of contracts         Premium       of contracts         Premium
                                           ------------         -------       ------------         -------
      Contracts outstanding at 9/30/97          600          $2,194,000             600           $858,000
      Contracts written                         760             300,000
      Contracts expired                       (700)           (932,000)           (600)          (858,000)
      Contracts exercised                     (660)         (1,562,000)
                                            ----------        ---------         ---------         --------
      Contracts outstanding at 9/30/98            0                  $0               0                 $0
                                            ==========        =========         =========         ========

Expense Allocation Expenses directly related to one of the Trust's portfolios or classes are charged to that portfolio or class. Other operating expenses are allocated to the Trust based on their relative net assets.

Fifth Third Funds
--------------------------------------------------------------------------------

(5) Purchase and Sales Securities

The purchases and sales of investment securities (excluding short-term securities) for the year ended September 30, 1998 were as follows (in thousands):

                                                Purchases           Sales
                                                ---------          -------
                 Cardinal Fund                   $41,160           $65,972

(6) Transactions with Affiliates

Investment Advisory Fee--Prior to June 12, 1998, CMC, a wholly owned subsidiary of TOC acted as investment advisor and transfer agent for the Cardinal Fund and Tax Exempt Money Market Fund under contracts monitored and annually approved by the Board of Trustees. CMC also provided certain administrative services for the Funds. On June 12, 1998, TOC became a wholly owned subsidiary of Fifth Third Bancorp. At that time, the shareholders approved the new investment advisory agreement as discussed in Note 3. CMC received a fee based on the net assets of each portfolio. As a result of the merger of the Fifth Third Funds and The Cardinal Group, Fifth Third Bank became the investment advisor on September 21, 1998 and began receiving fees based on the net assets of each portfolio. CMC and Fifth Third Bank each received annualized investment advisory fees of 0.50% (Tax Exempt Money Market Fund) and 0.60% (Cardinal Fund) of net assets for the respective time periods that they served as investment advisor during the year ended September 30, 1998. CMC voluntarily waived $50,000 in investment advisory fees on the Cardinal Fund during the year ended September 30, 1998. Fifth Third Bank also began serving as transfer agent and dividend disbursing agent for the Funds on September 21, 1998 for which it receives a fee. Fifth Third Bank subcontracts the execution of the transfer and dividend disbursing agent functions to a non-affiliated entity.

Distribution Services Fee--TOC served as the Cardinal Fund's distributor until June 12, 1998. TOC received fees from the Cardinal Fund for providing services under the Distribution and Shareholder Service Plan, pursuant to Rule 12b-1 of the Investment Company Act of 1940, and the Administrative Service Plan. Under the Plan, the Cardinal Fund paid TOC an annual fee not to exceed 0.25% of the average net assets of the Investment A shares of the fund for providing distribution and shareholder services. During the year ended September 30, 1998 TOC voluntarily waived $202,000 in distribution servicing fees on the Cardinal Fund.

BISYS Fund Services ("BISYS") began serving as the Cardinal Fund's principal distributor pursuant to an agreement between BISYS and The Cardinal Group dated June 12, 1998. The terms of the agreement were identical to the Distribution and Shareholder Service Plan noted above.

After the merger of The Cardinal Group and Fifth Third Funds on September 21, 1998, BISYS began serving as the Cardinal Fund and the Tax Exempt Money Market Fund's principal distributor under the Trust's agreement. In accordance with Rule 12b-1 under the 1940 Act, the Trust entered into a Distribution Plan with BISYS with respect to Investment A shares. Under the Distribution Plan, the Funds may pay a fee not to exceed 0.25% or the average net assets of the Investment A shares of the Fund to the Distributor. These fees may be used by BISYS to pay banks, broker dealers and other institutions, or to reimburse BISYS or its affiliates for administration, distribution and shareholder service assistance in connection with the distribution of the fund.

Administrative Services Fee--Under the Administrative Services Plan, TOC received 0.15% of the average net assets of the Institutional shares of the Cardinal Fund for providing shareholder services. TOC voluntarily waived $22,000 in administrative servicing fees on the Cardinal Fund during the year ended September 30, 1998. The Administrative Services Plan for Institutional shares was terminated on September 21, 1998.

Fifth Third Funds
--------------------------------------------------------------------------------

Administrative Fee--As of September 21, 1998, the date of the merger, BISYS serves as the Funds' administrator. The administrator generally assists in all aspects of the Funds' administration and operation including providing the Funds with certain administrative personnel and services necessary to operate the Funds. Pursuant to a separate agreement with BISYS, Fifth Third Bank performs sub-administrative services on behalf of the Funds, including providing certain administrative personnel and services necessary to operate the Funds for which it receives a fee from BISYS. Under the terms of the administration agreement, BISYS' fees are computed daily as a percentage of the average net assets of the Trust for the period. Administration fees are computed at 0.20% of first $1 billion of net assets of the Trust, 0.18% of net assets of the Trust between $1 billion and $2 billion, and 0.17% of more than $2 billion of net assets of the Trust. For the period ended September 30, 1998, BISYS waived $4,000 and $1,000 for the Cardinal Fund and Tax Exempt Money Market Fund, respectively.

Accounting and Custody Fees--Fifth Third Bank maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Fifth Third Bank is the Trust's custodian for which it receives a fee. The fee is based on the level of each Fund's average net assets for the period, plus out-of-pocket expenses.

Certain Officers and Trustees of the Trust are Officers and Trustees of the above companies but are not paid any fees directly by the Trust for serving as Officers and Trustees of the Trust.

7. Insurance

Fidelity Bond and Errors/Omissions insurance coverage for the Funds and its Officers and Trustees had been obtained through ICI Mutual Insurance Company (ICI Mutual), an industry-sponsored mutual insurance company. The Funds include, in other assets, deposits made for the initial capital and certificates of deposits that collateralized standby letters of credit sponsoring potential capital needs of ICI Mutual. In addition, these portfolios are also committed to provide additional capital should ICI Mutual experience unusual losses arising from its insurance underwriting. The following table details the deposits and certificates of deposit of the Funds:

                                                                    Certificates
                                                  Deposits           of Deposits
                                                 ----------          ----------
         Cardinal Fund                             $28,588             $56,600
         Tax Exempt Money Market Fund               13,291              27,000

(8) Federal Income Tax Information (unaudited) (in thousands)

During the year ended September 30, 1998 the Cardinal Fund declared long-term capital distributions of $32,104.

For corporate shareholders of the Cardinal Fund 100% of the total ordinary income distributions paid during the fiscal year ended September 30, 1998, qualify for the corporate dividend received deductions.

During the year ended September 30, 1998, the Tax Exempt Money Market Fund declared tax-exempt income distributions of $1,710.

Fifth Third Funds
--------------------------------------------------------------------------------

9. Capital Share Transactions

Transactions in capital shares for the Funds for the years ended September 30, 1998 and 1997 were as follows (in thousands):

                                                                      Tax Exempt
                                                Cardinal             Money Market
                                                  Fund                 Fund (a)
                                         ---------------------   --------------------
                                           Shares      Amount     Shares      Amount
                                         ---------   ---------   ---------   --------
For the year ended September 30, 1998:
--------------------------------------
Investment A Shares
--------------------------------------
   Shares issued                               961    $ 15,605    169,674   $ 169,673
--------------------------------------
   Dividends reinvested                      2,062      31,761      1,648       1,648
--------------------------------------
   Shares redeemed                          (3,449)    (57,668)  (187,110)   (187,110)
--------------------------------------   ---------   ---------   ---------   --------
   Net increase (decrease)
     Investment A Shares                      (426)   $(10,302)   (15,788)  $ (15,789)
--------------------------------------   =========   =========   =========   ========
Institutional Shares
--------------------------------------
   Shares issued                               261    $  4,380     12,864   $  12,864
--------------------------------------
   Dividends reinvested                        242       3,721          -           -
--------------------------------------
   Shares redeemed                            (399)     (6,893)    (4,910)     (4,910)
--------------------------------------   ---------   ---------   --------    --------
   Net increase (decrease)
     Institutional Shares                      104    $  1,208      7,954    $  7,954
--------------------------------------   =========   =========   ========    ========

For the year ended September 30, 1997:
--------------------------------------
Investment A Shares
--------------------------------------
   Shares issued                               989    $ 12,835    155,053   $ 155,053
--------------------------------------
   Dividends reinvested                      1,512      19,793      1,668       1,668
--------------------------------------
   Shares redeemed                          (3,845)    (51,330)  (156,352)   (156,352)
--------------------------------------   ---------   ---------   --------    --------
   Net increase (decrease)
     Investment A Shares                    (1,344)   $(18,702)       369   $     369
--------------------------------------   =========   =========   ========    ========
Institutional Shares
--------------------------------------
   Shares issued                             1,894    $ 24,912          -   $       -
--------------------------------------
   Dividends reinvested                         12         174          -           -
--------------------------------------
   Shares redeemed                            (291)     (4,358)         -           -
--------------------------------------   ---------   ---------   --------    --------
   Net increase (decrease)
     Institutional Shares                    1,615    $ 20,728          -   $       -
--------------------------------------   =========   =========   ========    ========


(a) The Tax Exempt Money Market Institutional Shares commenced operations on September 21, 1998.

Fifth Third Cardinal Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                   Period Ended September 30,
                                    ------------------------------------------------------
                                               1998                         1997
                                    -------------------------- ---------------------------
                                    Investment A Institutional Investment A Institutional*
                                    ------------ ------------- ------------ --------------
Net asset value, beginning
   of year                           $   16.65   $   16.64     $   13.13      $   12.92
---------------------------------    ---------   ---------     ---------      ---------
Income from investment
   operations
---------------------------------
   Net investment income (loss)           0.14        0.15          0.14           0.12
---------------------------------
   Net realized and unrealized
     gains (losses) on
     investments                          0.27        0.28          4.64           3.70
---------------------------------    ---------   ---------     ---------      ---------
Total from investment
   operations                             0.41        0.43          4.78           3.82
---------------------------------    ---------   ---------     ---------      ---------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income          (0.14)      (0.15)        (0.13)         (0.10)
---------------------------------
   Distributions to shareholders
     in excess of net investment
     income                              (0.04)      (0.05)           --             --
---------------------------------
   Distributions to shareholders
     from net realized gains on
     investment transactions             (2.01)      (2.01)        (1.13)         --
---------------------------------    ---------   ---------     ---------      ---------
      Total distributions                (2.19)      (2.21)        (1.26)         (0.10)
---------------------------------    ---------   ---------     ---------      ---------
Net asset value, end of year         $   14.87   $   14.86     $   16.65      $   16.64
---------------------------------    =========   =========     =========      =========
Total return**                           2.50%       2.60%        39.17%         29.77%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                              0.92%       0.84%         1.06%          1.00%
---------------------------------
   Net investment income (loss)          0.76%       0.85%         0.97%          1.04%
---------------------------------
   Expense waiver/
     reimbursement (a)                   0.09%       0.09%         0.06%          0.00%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                    $232,903    $ 25,542      $267,908       $ 26,881
---------------------------------
   Portfolio turnover rate (b)             15%         15%           13%            13%
---------------------------------


                                          Period Ended September 30,
                                    ---------------------------------------
                                        1996          1995        1994
                                    ------------  ------------ ------------
                                    Investment A  Investment A Investment A
                                    ------------  ------------ ------------
Net asset value, beginning
   of year                           $   13.23     $   12.73     $   12.91
---------------------------------    ---------     ---------     ---------
Income from investment
   operations
---------------------------------
   Net investment income (loss)           0.25          0.36          0.31
---------------------------------
   Net realized and unrealized
     gains (losses) on
     investments                          1.95          1.32          0.12
---------------------------------    ---------     ---------     ---------
Total from investment
   operations                             2.20          1.68          0.43
---------------------------------    ---------     ---------     ---------
Less distributions
---------------------------------
   Dividends to shareholders
     from net investment income          (0.26)        (0.35)        (0.33)
---------------------------------
   Distributions to shareholders
     in excess of net investment
     income                                 --            --            --
---------------------------------
   Distributions to shareholders
     from net realized gains on
     investment transactions             (2.04)        (0.83)        (0.28)
---------------------------------    ---------     ---------     ---------
      Total distributions                (2.30)        (1.18)        (0.61)
---------------------------------    ---------     ---------     ---------
Net asset value, end of year         $   13.13     $   13.23     $   12.73
---------------------------------    =========     =========     =========
Total return**                          17.96%        14.84%         3.38%
---------------------------------
Ratios to Average Net Assets
---------------------------------
   Expenses                               0.75%        0.70%         0.72%
---------------------------------
   Net investment income (loss)           1.90%        2.89%         2.40%
---------------------------------
   Expense waiver/
     reimbursement (a)                    0.10%        0.00%         0.00%
---------------------------------
Supplemental data
---------------------------------
   Net assets, end of period
     (000 omitted)                   $  229,042    $ 226,181     $ 246,581
---------------------------------
   Portfolio turnover rate (b)             58%           20%           23%
---------------------------------

 *For the period from January 2, 1997 (commencement of operations) to September
  30, 1997.

**Based on net asset value, which does not reflect the sales load.

(a) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(b) Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(See Notes which are an integral part of the Financial Statements)

Fifth Third Tax Exempt Money Market Fund
Financial Highlights
--------------------------------------------------------------------------------
(For a share outstanding throughout each period)

                                                                           Period Ended September 30,
                                             ---------------------------------------------------------------------------------------
                                                       1998                     1997         1996          1995           1994
                                             ------------  -------------    ------------  ------------  ------------   ------------
                                             Investment A  Institutional*   Investment A  Investment A  Investment A   Investment A
                                             ------------  -------------    ------------  ------------  ------------   ------------
Net asset value, beginning
   of period                                   $   1.00      $   1.00         $   1.00      $   1.00      $   1.00      $   1.00
---------------------------------------        ---------     ---------        ---------     ---------     ---------     ---------
Income from investment
   operations
----------------------------------------
   Net investment income (loss)                    0.03            --             0.03          0.03          0.03          0.02
---------------------------------------        ---------     ---------        ---------     ---------     ---------     ---------
                                                   0.03            --             0.03          0.03          0.03          0.02
                                               ---------     ---------        ---------     ---------     ---------     ---------
---------------------------------------
Less distributions
----------------------------------------
   Dividends to shareholders
     from net investment income                   (0.03)           --            (0.03)        (0.03)        (0.03)        (0.02)
----------------------------------------       ---------     ---------        ---------     ---------     ---------     ---------
                                                  (0.03)           --            (0.03)        (0.03)        (0.03)        (0.02)
----------------------------------------       ---------     ---------        ---------     ---------     ---------     ---------
Net asset value, end of period                    $1.00         $1.00            $1.00         $1.00         $1.00         $1.00
----------------------------------------       =========     =========        =========     =========     =========     =========
Total return                                      2.74%         2.74%(a)         2.72%         2.67%         3.02%         1.78%
----------------------------------------
Ratios to Average Net Assets
----------------------------------------
   Expenses                                       0.71%         0.63%(b)         0.80%         0.89%         0.81%         0.76%
----------------------------------------
   Net investment income (loss)                   2.88%         3.09%(b)         2.79%         2.66%         2.99%         1.78%
----------------------------------------
Supplemental data
----------------------------------------
   Net assets, end of period
     (000 omitted)                              $44,494       $ 7,953          $60,284       $59,915       $64,780       $80,531
----------------------------------------

  * Reflects operations for the period from September 21, 1998 (commencement of operations) to September 30, 1998.

(a) Represents total return based on the activity of Investment A Shares for the period from October 1, 1997 to September 20, 1998 and the activity of the Institutional Shares for the period from September 21, 1998 to September 30, 1998. Total return for the Institutional Shares for the period from September 21, 1998 (commencement of operations) to September 30, 1998 was 3.16% annualized.

(b)  Annualized

(See Notes which are an integral part of the Financial Statements)

Report of Independent Auditors
--------------------------------------------------------------------------------


The Board of Trustees and Shareholders
FIFTH THIRD FUNDS

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of the Fifth Third Cardinal Fund and the Fifth Third Tax Exempt Money Market Fund (the Funds) as of September 30, 1998, and the related statements of operations and statements of changes for the year then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements and financial highlights for the Funds for each of the respective years or periods ended September 30, 1997 were audited by other auditors whose report dated November 14, 1997 expressed an unqualified opinion.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 1998, the results of their operations, changes in their net assets, and their financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                             /s/ Ernst & Young LLP



Cincinnati, Ohio
October 28, 1998

Addresses
--------------------------------------------------------------------------------

Fifth Third Cardinal Fund                              Fifth Third Funds
Fifth Third Tax Exempt Money Market Fund               c/o Fifth Third Bank
                                                       38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Investment Advisor                                     Fifth Third Bank
                                                       38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Custodian, Transfer Agent, Dividend Disbursing
 Agent, and Sub-Administrator                          Fifth Third Bank
                                                       38 Fountain Square Plaza
                                                       Cincinnati, Ohio 45263
--------------------------------------------------------------------------------

Distributor and Administrator                          BISYS Fund Services, L.P.
                                                       3435 Stelzer Road
                                                       Columbus, Ohio 43219
--------------------------------------------------------------------------------

Independent Auditors                                   Ernst & Young LLP
                                                       1300 Chiquita Center
                                                       250 East Fifth Street
                                                       Cincinnati, Ohio 45202
--------------------------------------------------------------------------------

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